Intangible assets, royalties and goodwill (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Intangible assets, royalties and goodwill [Abstract]
Intangible Assets
The Company’s intangible assets are as follows:
Dollars in thousands	Estimated Useful Life	September 30, 2020
		Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	7	$7,500	$(848)	$6,652
Trade name	15	7,190	(346)	6,844
Total intangible assets		$14,690	$(1,194)	$13,496
Dollars in thousands	Estimated Useful Life	December 31, 2019
		Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	7	$7,500	$(35)	$7,465
Trade name	15	7,190	(14)	7,176
Total intangible assets		$14,690	$(49)	$14,641

The Company’s intangible assets as of December 31, 2019 are as follows:

Dollars in thousands
		December 31, 2018	December 31, 2019
	Weighted- Average Remaining Useful Lives (in years)	Gross Carrying Amount	Additions	Adjustments	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
License	-	$-	$986	$(986)	$-	$-	$-
Customer relationships	7	-	7,500	-	7,500	(35)	7,465
Trade name	15	-	7,190	-	7,190	(14)	7,176
Total intangible assets		$-	$15,676	$(986)	$14,690	$(49)	$14,641

Estimated Future Amortization of Intangible Assets
Dollars in thousands
Remainder of 2020	$357
2021	1,551
2022	1,551
2023	1,551
2024	1,551
Thereafter	6,935
$13,496

The estimated future amortization of intangible assets over the remaining weighted average useful life of 10 years is as follows:

Dollars in thousands
Years ended December 31,
2020	$1,551
2021	1,551
2022	1,551
2023	1,551
2024	1,551
Thereafter	6,886
$14,641